Share-Based Compensation - Schedule of Fair Value Assumptions (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	74.84%	66.47%
Expected risk free interest rate	0.43%	2.27%
Expected term	6 years 3 months	6 years 8 months 19 days
Expected dividend yield	0.00%	0.00%
Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	73.60%
Expected risk free interest rate	0.62%
Expected term	6 years
Expected dividend yield	0.00%